Average headcount and number of branches - Number of offices (Details) - Office	Jun. 30, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Number of offices	11,847	11,952
Spain
Disclosure of geographical areas [line items]
Number of offices	3,272	3,286
Foreign
Disclosure of geographical areas [line items]
Number of offices	8,575	8,666